Non-Operating Income, Net	12 Months Ended
Mar. 31, 2026
Non-Operating Income, Net [Abstract]
Non-Operating Income, Net

14. Non-operating income, net

Non-operating income, net consist of the following:

	Year ended March 31,
	2024	2025	2026
Dividend income from marketable securities	$1,506	$1,822	$1,019
Interest income from bank deposits	669	1,052	1,442
Unrealized gain from marketable securities	952	3,163	1,931
Realized gain from sales of marketable securities	—	1,470	3,574
Rental income, net of depreciation charges	498	386	376
Others	409	93	(59)
Non-operating income, net	$4,034	$7,986	$8,283